Quarterly Report
September 30, 2024
MFS®  Research Series
MFS® Variable Insurance Trust
VFR-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 3.0%
Boeing Co. (a)	23,240	$3,533,410
General Dynamics Corp.	16,191	4,892,920
Honeywell International, Inc.	24,617	5,088,580
Howmet Aerospace, Inc.	56,546	5,668,736
Leidos Holdings, Inc.	24,073	3,923,899
		$23,107,545
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	14,149	$3,646,056
Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	65,977	$5,832,367
Automotive – 0.4%
Aptiv PLC (a)	45,915	$3,306,339
Biotechnology – 0.5%
Illumina, Inc. (a)	28,964	$3,777,195
Broadcasting – 1.0%
Walt Disney Co.	78,365	$7,537,929
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp.	101,350	$6,568,494
CME Group, Inc.	28,328	6,250,573
		$12,819,067
Business Services – 2.8%
Accenture PLC, “A”	33,123	$11,708,318
Fiserv, Inc. (a)	24,644	4,427,295
TransUnion	54,558	5,712,222
		$21,847,835
Cable TV – 0.2%
Cable One, Inc.	4,543	$1,589,096
Computer Software – 14.0%
Cadence Design Systems, Inc. (a)	31,458	$8,526,062
Constellation Software, Inc.	2,296	7,469,703
HubSpot, Inc. (a)	7,280	3,870,048
Microsoft Corp. (s)	152,313	65,540,284
Salesforce, Inc.	50,343	13,779,382
ServiceNow, Inc. (a)	7,805	6,980,714
Tyler Technologies, Inc. (a)	5,861	3,421,183
		$109,587,376
Computer Software - Systems – 4.1%
Apple, Inc.	126,130	$29,388,290
EPAM Systems, Inc. (a)	11,941	2,376,617
		$31,764,907

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.8%
Builders FirstSource, Inc. (a)	16,394	$3,178,141
Sherwin-Williams Co.	15,612	5,958,632
Summit Materials, Inc., “A” (a)	123,464	4,818,800
		$13,955,573
Consumer Products – 1.9%
Colgate-Palmolive Co.	50,728	$5,266,073
Estée Lauder Cos., Inc., “A”	28,249	2,816,143
International Flavors & Fragrances, Inc.	29,803	3,127,229
Kenvue, Inc.	174,523	4,036,717
		$15,246,162
Consumer Services – 0.8%
Booking Holdings, Inc.	1,451	$6,111,786
Electrical Equipment – 1.2%
Johnson Controls International PLC	72,113	$5,596,690
TE Connectivity PLC	25,451	3,842,846
		$9,439,536
Electronics – 7.7%
Applied Materials, Inc.	33,912	$6,851,919
Lam Research Corp.	8,433	6,882,003
Marvell Technology, Inc.	102,190	7,369,943
NVIDIA Corp.	283,131	34,383,429
NXP Semiconductors N.V.	21,174	5,081,972
		$60,569,266
Energy - Independent – 2.2%
ConocoPhillips	89,333	$9,404,978
Hess Corp.	37,473	5,088,833
Valero Energy Corp.	20,054	2,707,892
		$17,201,703
Energy - Integrated – 0.9%
Exxon Mobil Corp.	61,726	$7,235,522
Food & Beverages – 1.9%
General Mills, Inc.	42,884	$3,166,983
Mondelez International, Inc.	66,934	4,931,028
PepsiCo, Inc.	41,577	7,070,169
		$15,168,180
Gaming & Lodging – 0.6%
Hilton Worldwide Holdings, Inc.	21,195	$4,885,448
Health Maintenance Organizations – 1.2%
Cigna Group	27,848	$9,647,661
Insurance – 2.9%
Aon PLC	21,424	$7,412,490
Chubb Ltd.	36,866	10,631,786
Willis Towers Watson PLC	14,627	4,308,090
		$22,352,366

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 9.1%
Alphabet, Inc., “A” (s)	179,617	$29,789,480
Alphabet, Inc., “C”	47,690	7,973,291
Gartner, Inc. (a)	11,190	5,670,644
Meta Platforms, Inc., “A”	49,044	28,074,747
		$71,508,162
Leisure & Toys – 0.6%
Electronic Arts, Inc.	31,957	$4,583,912
Machinery & Tools – 2.9%
Eaton Corp. PLC	20,387	$6,757,067
Ingersoll Rand, Inc.	30,489	2,992,800
Nordson Corp.	12,520	3,288,128
Regal Rexnord Corp.	24,203	4,014,794
Wabtec Corp.	29,980	5,449,464
		$22,502,253
Major Banks – 4.1%
JPMorgan Chase & Co.	80,049	$16,879,132
Morgan Stanley	66,594	6,941,759
PNC Financial Services Group, Inc.	45,378	8,388,123
		$32,209,014
Medical & Health Technology & Services – 1.1%
ICON PLC (a)	12,724	$3,655,732
McKesson Corp.	9,721	4,806,257
		$8,461,989
Medical Equipment – 4.5%
Agilent Technologies, Inc.	47,832	$7,102,095
Becton, Dickinson and Co.	26,299	6,340,689
Boston Scientific Corp. (a)	73,915	6,194,077
Danaher Corp.	8,715	2,422,944
Medtronic PLC	92,986	8,371,530
STERIS PLC	21,492	5,212,670
		$35,644,005
Network & Telecom – 0.5%
Qualcomm, Inc.	24,731	$4,205,507
Oil Services – 0.2%
Schlumberger Ltd.	37,219	$1,561,337
Other Banks & Diversified Financials – 3.8%
Moody's Corp.	9,432	$4,476,333
Northern Trust Corp.	44,802	4,033,524
Visa, Inc., “A”	75,877	20,862,381
		$29,372,238
Pharmaceuticals – 5.0%
AbbVie, Inc.	53,040	$10,474,339
Eli Lilly & Co.	7,053	6,248,535
Johnson & Johnson	69,023	11,185,867
Pfizer, Inc.	164,288	4,754,495
Vertex Pharmaceuticals, Inc. (a)	13,524	6,289,742
		$38,952,978
Railroad & Shipping – 0.7%
Canadian Pacific Kansas City Ltd.	65,654	$5,616,043

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage – 0.4%
Extra Space Storage, Inc., REIT	18,724	$3,373,878
Restaurants – 1.3%
Darden Restaurants, Inc.	33,379	$5,478,495
U.S. Foods Holding Corp. (a)	76,501	4,704,812
		$10,183,307
Specialty Chemicals – 1.9%
Air Products & Chemicals, Inc.	17,337	$5,161,919
Corteva, Inc.	69,184	4,067,327
DuPont de Nemours, Inc.	67,452	6,010,648
		$15,239,894
Specialty Stores – 6.6%
Amazon.com, Inc. (a)(s)	189,254	$35,263,698
Home Depot, Inc.	25,581	10,365,421
Ross Stores, Inc.	38,374	5,775,671
		$51,404,790
Telecommunications - Wireless – 1.8%
Rogers Communications, Inc., “B”	113,163	$4,550,116
SBA Communications Corp., REIT	40,018	9,632,332
		$14,182,448
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	23,767	$4,095,767
Utilities - Electric Power – 2.6%
Alliant Energy Corp.	67,191	$4,077,822
Constellation Energy	8,008	2,082,240
Duke Energy Corp.	44,104	5,085,191
PG&E Corp.	277,129	5,478,840
PPL Corp.	111,258	3,680,415
		$20,404,508
Total Common Stocks		$780,130,945
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,981	$0

Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 5.07% (v)	4,050,814	$4,052,030

Other Assets, Less Liabilities – 0.0%		131,319
Net Assets – 100.0%		$784,314,294
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,052,030 and $780,130,945, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At September 30, 2024, the fund had cash collateral of $23,431 and other liquid securities with an aggregate value of $562,663 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$762,495,083	$—	$—	$762,495,083
Canada	17,635,862	0	—	17,635,862
Mutual Funds	4,052,030	—	—	4,052,030
Total	$784,182,975	$0	$—	$784,182,975
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,173,782	$76,596,225	$77,719,356	$1,206	$173	$4,052,030
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$199,436	$—